Consolidated Statements Of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)	Treasury Stock
Beginning Balance at Dec. 31, 2018	$ 532,277	$ 1,447	$ 263,230	$ 495	$ 301,860	$ (34,755)
Beginning Balance, shares at Dec. 31, 2018		144,679
Net income	64,398				64,398
Other comprehensive income (loss)	(1,280)			(1,280)
Stock-based compensation expenses	14,591		14,591
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,505
Issuance of ordinary shares upon exercise of restricted stock units	(22)	$ 15	(37)
Share repurchase	(25,103)					(25,103)
Treasury stock retired (Shares)		(7,074)
Treasury stock retired		$ (71)	(12,574)		(47,213)	59,858
Dividends declared	(48,077)				(48,077)
Ending Balance at Dec. 31, 2019	536,784	$ 1,391	265,210	(785)	270,968
Ending Balance, shares at Dec. 31, 2019		139,110
Net income	79,746				79,746
Other comprehensive income (loss)	436			436
Stock-based compensation expenses	14,589		14,589
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,564
Issuance of ordinary shares upon exercise of restricted stock units	(22)	$ 16	(38)
Share repurchase	(25,044)					(25,044)
Treasury stock retired (Shares)		(2,506)
Treasury stock retired		$ (25)	(4,629)		(20,390)	25,044
Dividends declared	(48,747)				(48,747)
Ending Balance at Dec. 31, 2020	$ 557,742	$ 1,382	275,132	(349)	281,577
Ending Balance, shares at Dec. 31, 2020	138,168	138,168
Net income	$ 200,002				200,002
Other comprehensive income (loss)	(191)			(191)
Stock-based compensation expenses	19,545		19,545
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,596
Issuance of ordinary shares upon exercise of restricted stock units	(5)	$ 16	(21)
Share repurchase	(50,011)					(50,011)
Dividends declared	(69,450)				(69,450)
Ending Balance at Dec. 31, 2021	$ 657,632	$ 1,398	$ 294,656	$ (540)	$ 412,129	$ (50,011)
Ending Balance, shares at Dec. 31, 2021	139,764	139,764